Expense Example {- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2010 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2010 Fund- Class A
Expense Example:
1 year	$ 644
3 years	790
5 years	948
10 years	1,408
Fidelity Advisor Freedom Blend 2010 Fund- Class M
Expense Example:
1 year	445
3 years	646
5 years	863
10 years	1,488
Fidelity Advisor Freedom Blend 2010 Fund- Class C
Expense Example:
1 year	250
3 years	463
5 years	798
10 years	1,747
Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor
Expense Example:
1 year	48
3 years	149
5 years	259
10 years	580
Fidelity Advisor Freedom Blend 2010 Fund- Class Z
Expense Example:
1 year	38
3 years	117
5 years	203
10 years	$ 457